Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2015	Feb. 27, 2016	Mar. 04, 2017
Related Party Transactions
Receivables from related parties		$ 48	$ 34
Number of days following the closing of the merger	120 days
Prepayment of executive retention bonus		500
Bonus expense, net		$ 1,778